N-2 - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022	Sep. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001788420
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		KEYSTONE PRIVATE INCOME FUND
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024 (Unaudited)^	For the Year Ended September 30, 2023 (Unaudited)^	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$101.02	$101.02	$101.02	$101.02	$100.92
Income from Investment Operations:
Net investment income[1]	9.59	—	1.50	9.82	8.15
Net realized and unrealized gain (loss) on investments[2]	(1.26)	—	(0.01)	0.15	(0.12)
Total from investment operations	8.33	—	1.49	9.97	8.03

Distributions to investors:
From net investment income	(9.83)	—	(1.49)	(9.97)	(7.93)
Total distributions to investors	(9.83)	—	(1.49)	(9.97)	(7.93)

Net Asset Value, end of year/period	$99.52	$101.02	$101.02	$101.02	$101.02

Total Return[3]	8.62%	0.00%	1.49%	10.33%	8.24%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$199	$—	$—	$7,445	$1,734

Net expenses	5.17%[5,9]	0.00%	3.26%[6]	4.93%[7]	4.96%[8]

Net investment income	10.61%[5,9]	0.00%	10.32%[6]	9.72%[7]	8.06%[8]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	57%	56%	49%	63%	53%

^         For the year ended September 30, 2023 and 2024, respectively, Class A had no net assets and was not included in audited financial statements.

[1] Per share data is computed using the average shares method.

[2] Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4] Calculated at Fund level.

5          If distribution and servicing fees of 0.96%, incentive fees of 1.54%, line of credit expenses of 0.86%, and other transaction related expenses of 0.11% had been excluded, the expense ratios would have been decreased by 3.47%, and income ratios increased by 3.47%, for the year ended September 30, 2025.

6          If distribution and servicing fees of 1.00%, incentive fees of 0.28%, line of credit expenses of 0.12%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.48%, and income ratios increased by 1.48%, for the year ended September 30, 2023.

7          If distribution and servicing fees of 1.00%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.11%, and income ratios increased by 3.11%, for the year ended September 30, 2022.

8          If distribution and servicing fees of 1.06%, incentive fees of 1.61%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.86%, and the income ratios increased by 2.86%, for the year ended September 30, 2021.

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$100.18	$100.38	$101.13	$101.13	$100.00
Income from Investment Operations:
Net investment income[1]	10.41	11.33	9.68	9.96	9.08
Net realized and unrealized gain (loss) on investments[2]	(1.51)	(0.14)	(0.76)	0.13	(0.75)
Total from investment operations	8.90	11.19	8.92	10.09	8.33

Distributions to investors:
From net investment income	(10.40)	(11.39)	(9.67)	(10.09)	(7.20)
Total distributions to investors	(10.40)	(11.39)	(9.67)	(10.09)	(7.20)

Net Asset Value, end of year/period	$98.68	$100.18	$100.38	$101.13	$101.13

Total Return[3]	9.32%	11.76%	9.22%	10.44%	8.57%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$51,276	$34,294	$29,926	$12,122	$2,391

Net expenses	5.15%[5]	4.87%[6]	4.53%[7]	4.82%[8]	4.36%[9]

Net investment income	10.48%[5]	11.32%[6]	9.61%[7]	9.85%[8]	8.98%[9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	57%	56%	49%	63%	53%

[1] Per share data is computed using the average shares method.

[2] Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

5          If distribution and servicing fees of 0.90%, incentive fees of 1.63%, line of credit expenses of 0.83%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 3.46%, and the income ratios increased by 3.46%, for the year ended September 30, 2025.

6          If distribution and servicing fees of 0.90%, incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 3.18%, and the income ratios increased by 3.18%, for the year ended September 30, 2024.

7          If distribution and servicing fees of 0.90%, incentive fees of 1.64%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.80%, and the income ratios increased by 2.80%, for the year ended September 30, 2023.

8          If distribution and servicing fees of 0.90%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.01%, and the income ratios increased by 3.01%, for the year ended September 30, 2022.

9          If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84%, and the income ratios increased by 2.84%, for the year ended September 30, 2021.

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$100.33	$100.53	$101.28	$101.28	$100.58
Income from Investment Operations:
Net investment income[1]	11.16	12.00	10.40	10.71	9.12
Net realized and unrealized gain (loss) on investments[2]	(1.59)	(0.14)	(0.81)	0.05	(0.16)
Total from investment operations	9.57	11.86	9.59	10.76	8.96

Distributions to investors:
From net investment income	(11.07)	(12.06)	(10.34)	(10.76)	(8.26)
Total distributions to investors	(11.07)	(12.06)	(10.34)	(10.76)	(8.26)

Net Asset Value, end of year/period	$98.83	$100.33	$100.53	$101.28	$101.28

Total Return[3]	10.03%	12.48%	9.93%	11.16%	9.21%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$203,253	$174,521	$155,996	$117,699	$70,988

Net expenses	4.52%[5]	4.23%[6]	3.90%[7]	4.18%[8]	4.12%[9]

Net investment income	11.22%[5]	11.97%[6]	10.31%[7]	10.58%[8]	9.00%[9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	57%	56%	49%	63%	53%

[1] Per share data is computed using the average shares method.

[2] Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4] Calculated at Fund level.

5          If distribution and servicing fees of 0.25%, incentive fees of 1.63%, line of credit expenses of 0.84%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 2.82%, and the income ratios increased by 2.82%, for the year ended September 30, 2025.

6          If distribution and servicing fees of 0.25%, incentive fees of 1.65%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.16%, and the income ratios increased by 2.16%, for the year ended September 30, 2023.

7          If distribution and servicing fees of 0.25%, incentive fees of 2.02%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.54%, and the income ratios increased by 2.54%, for the year ended September 30, 2024.

8          If distribution and servicing fees of 0.25%, incentive fees of 1.92%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.38%, and the income ratios increased by 2.38%, for the year ended September 30, 2022.

9          If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08%, and the income ratios increased by 2.08% for the year ended September 30, 2021.

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$100.02	$100.21	$100.96	$100.96	$100.76
Income from Investment Operations:
Net investment income[1]	11.09	12.12	10.52	10.90	9.52
Net realized and unrealized gain (loss) on investments[2]	(1.46)	(0.19)	(0.86)	(0.07)	(0.55)
Total from investment operations	9.63	11.93	9.66	10.83	8.97

Distributions to investors:
From net investment income	(11.13)	(12.12)	(10.41)	(10.83)	(8.77)
Total distributions to investors	(11.13)	(12.12)	(10.41)	(10.83)	(8.77)

Net Asset Value, end of year/period	$98.52	$100.02	$100.21	$100.96	$100.96

Total Return[3]	10.14%	12.60%	10.03%	11.27%	9.24%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$130,035	$101,095	$79,045	$23,003	$64,570

Net expenses	4.43%[5]	4.18%[6]	3.83%[7]	4.08%[8]	3.84%[9]

Net investment income	11.19%[5]	12.13%[6]	10.47%[7]	10.80%[8]	9.42%[9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	57%	56%	49%	63%	53%

[1] Per share data is computed using the average shares method.

[2] Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4] Calculated at Fund level.

5          If distribution and servicing fees of 0.15%, incentive fees of 1.65%, line of credit expenses of 0.83%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 2.73%, and the income ratios increased by 2.73%, for the year ended September 30, 2025.

6          If distribution and servicing fees of 0.15%, incentive fees of 2.04%, line of credit expenses of 0.26%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.47%, and the income ratios increased by 2.47%, for the year ended September 30, 2024.

7          If distribution and servicing fees of 0.15%, incentive fees of 1.68%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.10%, and the income ratios increased by 2.10%, for the year ended September 30, 2023.

8          If distribution and servicing fees of 0.15%, incentive fees of 1.94%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.30%, and the income ratios increased by 2.30%, for the year ended September 30, 2022.

9          If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03%, and the income ratios increased by 2.03%, for the year ended September 30, 2021.

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$100.33	$100.53	$101.28	$101.28	$100.56
Income from Investment Operations:
Net investment income[1]	11.36	12.20	10.66	10.94	9.49
Net realized and unrealized gain (loss) on investments[2]	(1.54)	(0.09)	(0.81)	0.07	(0.27)
Total from investment operations	9.82	12.11	9.85	11.01	9.22

Distributions to investors:
From net investment income	(11.32)	(12.31)	(10.60)	(11.01)	(8.50)
Total distributions to investors	(11.32)	(12.31)	(10.60)	(11.01)	(8.50)

Net Asset Value, end of year/period	$98.83	$100.33	$100.53	$101.28	101.28

Total Return[3]	10.31%	12.76%	10.20%	11.43%	9.49%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$1,332,013	$1,094,295	$772,657	$535,110	$185,090

Net expenses	4.27%[5]	3.97%[6]	3.66%[7]	3.93%[8]	3.82%[9]

Net investment income	11.41%[5]	12.17%[6]	10.57%[7]	10.81%[8]	9.37%[9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	57%	56%	49%	63%	53%

[1] Per share data is computed using the average shares method.

[2] Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4] Calculated at Fund level.

5          If incentive fees of 1.64%, line of credit expenses of 0.83%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 2.57%, and the income ratios increased by 2.57% for the year ended September 30, 2025.

6          If incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.28%, and the income ratios increased by 2.28% for the year ended September 30, 2024.

7          If incentive fees of 1.65%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.92%, and the income ratios increased by 1.92% for the year ended September 30, 2023.

8          If incentive fees of 1.91%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.12%, and the income ratios increased by 2.12% for the year ended September 30, 2022.

9          If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.85%, and the income ratios increased by 1.85% for the year ended September 30, 2021.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

Risk Factors [Table Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee (defined below) payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including in Europe and the Middle East), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Effects of Leverage [Text Block]

Borrowing, Use of Leverage

The Fund may employ leverage through a secured Revolving Loan Agreement, as amended (the “Revolving Loan Agreement”) to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in Fund investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

As of September 30, 2025, the Revolving Loan Agreement has maximum credit available of $325,000,000 with a maturity date of August 2, 2027. For the year ended September 30, 2025, the average balance outstanding and weighted average interest rate were $167,357,843 and 7.51%, respectively. For the year ended September 30, 2025, the Fund incurred and paid interest expense of $13,224,088 and $12,700,550, respectively. As of September 30, 2025, the Fund has an outstanding line of credit balance of $130,000,000 at a 7.24% (SOFR +3.00%) interest rate. The maximum the Fund borrowed during the year ended September 30, 2025 was $258,363,548 on June 1, 2025.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees and others in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a business day, on the last business day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first. Early repurchase fees, if any, are disclosed in the Statement of Changes in Net Assets. For the year ended September 30, 2025, there were no early repurchase fees.

For the year ended September 30, 2025, the Fund’s capital stock transactions are reported on the Statements of Changes in Net Assets.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Manager Incentive Fee Risk

Any Incentive Fee (defined below) payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Market Disruption and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including in Europe and the Middle East), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Class A Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 130,000	$ 61,964	[1]	$ 60,659	[1]	$ 64,926	$ 29,433
Senior Securities Average Market Value per Unit		$ 14,206	$ 23,662	[1]	$ 18,106	[1]	$ 11,710	$ 12,037
General Description of Registrant [Abstract]
NAV Per Share	[2]	$ 99.52
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 130,000	$ 61,964		$ 60,659		$ 64,926	$ 29,433
Senior Securities Average Market Value per Unit		$ 14,206	$ 23,662		$ 18,106		$ 11,710	$ 12,037
General Description of Registrant [Abstract]
NAV Per Share	[2]	$ 98.68
Class Y Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 130,000	$ 61,964		$ 60,659		$ 64,926	$ 29,433
Senior Securities Average Market Value per Unit		$ 14,206	$ 23,662		$ 18,106		$ 11,710	$ 12,037
General Description of Registrant [Abstract]
NAV Per Share		$ 98.83
Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 130,000	$ 61,964		$ 60,659		$ 64,926	$ 29,433
Senior Securities Average Market Value per Unit		$ 14,206	$ 23,662		$ 18,106		$ 11,710	$ 12,037
General Description of Registrant [Abstract]
NAV Per Share		$ 98.52
Class Z Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 130,000	$ 61,964		$ 60,659		$ 64,926	$ 29,433
Senior Securities Average Market Value per Unit		$ 14,206	$ 23,662		$ 18,106		$ 11,710	$ 12,037
General Description of Registrant [Abstract]
NAV Per Share		$ 98.83

[1]	For the year ended September 30, 2023 and 2024, respectively, Class A had no net assets and was not included in audited financial statements.
[2]	Class A and Class D shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 6 to the financial statements.